General and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024
Notes and other explanatory information [abstract]
Directors’ fees (Note 17)	$ 79	$ 69	$ 143	$ 129
Insurance	59	86	120	171
Office and general	68	78	128	145
Shareholder information	214	139	365	297
Professional fees	233	56	402	245
Salaries and benefits (Note 17)	1,202	696	1,679	1,254
Consulting	181	179	396	356
Share-based compensation expense (Notes 14 and 17)	1,273	403	1,429	1,213
Travel and accommodation	60	35	112	113
Depreciation	14	19	29	32
Other	3	7	8	23
Total general and administrative expenses	$ 3,386	$ 1,767	$ 4,811	$ 3,978